Loan interest income	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Loan interest income
Note 14: Loan interest income

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Contractual interest earned	243,115	214,539	224,474

Amortization
Amortization of fair value hedge	(259)	(281)	(300)
Amortization of loan origination fees (net of amortized costs)	6,026	6,847	5,436
Amortization of fair value adjustment on purchased loans	508	439	1,046
Total loan interest income	249,390	221,544	230,656

Balance of unamortized fair value hedge included in loans as at year end	836	1,095	1,376
Balance of unamortized loan fees included in loans as at year end	11,878	11,926	12,204